Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Offsetting Financial Assets And Financial Liabilities [Line Items]
Receivables under resale agreement subject to enforceable master netting arrangements	¥ 19,470	¥ 10,587
Payables under repurchase agreement subject to enforceable master netting arrangements	37,042	25,147
Receivables under securities transaction borrowing subject to master netting arrangement	2,352	1,892
Payables under securities transaction lending subject to master netting arragement	1,303	758
Subject To Enforceable Master Netting Arragement [Member]
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets subject to enforceable master netting arrangements	13,930	12,574
Derivative liabilities subject to enforceable master netting arrangements	¥ 13,933	¥ 12,432